UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22021

                         The Gabelli Healthcare & WellnessRx Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Agnes Mullady

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Healthcare & WellnessRx Trust

Third Quarter Report — September 30, 2018

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA Chief Investment Officer	Kevin V. Dreyer Co-Chief Investment Officer BSE, University of Pennsylvania MBA, Columbia Business School	Jeffrey J. Jonas, CFA Portfolio Manager BS, Boston College

To Our Shareholders,

For the quarter ended September 30, 2018, the net asset value (NAV) total return of The Gabelli Healthcare & WellnessRx Trust (the Fund) was 10.1%, compared with a total return of 14.5% for the Standard & Poor’s (S&P) 500 Health Care Index. The total return for the Fund’s publicly traded shares was 11.4%. The Fund’s NAV per share was $12.90, while the price of the publicly traded shares closed at $11.03 on the New York Stock Exchange (NYSE). See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2018.

Comparative Results

Average Annual Returns through September 30, 2018 (a) (Unaudited)
	Quarter	1 Year	3 Year	5 Year	10 Year	Since Inception (06/28/07)
Gabelli Healthcare & WellnessRx Trust
NAV Total Return (b)	10.05%	16.94%	9.64%	10.38%	12.62%	10.34%
Investment Total Return (c)	11.37	14.76	9.84	9.20	13.53	8.51
S&P 500 Health Care Index	14.53	18.35	14.81	15.37	14.22	11.30
S&P 500 Index	7.71	17.91	17.31	13.95	11.97	8.33
S&P 500 Consumer Staples Index	5.70	2.93	7.56	9.20	10.03	9.38
50% S&P 500 Health Care Index and 50% S&P 500 Consumer Staples Index (“The Blended Index”)	10.12	10.64	11.19	12.29	12.13	10.34
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that don’t employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Health Care Index is an unmanaged indicator of health care equipment and services, pharmaceuticals, biotechnology, and life sciences stock performance. The S&P 500 Index is an unmanaged indicator of stock market performance. The S&P 500 Consumer Staples Index is an unmanaged indicator of food and staples retailing, food, beverage and tobacco, and household and personal products stock performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $8.00.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $8.00.

The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments — September 30, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 93.9%
	Beverages — 4.6%
60,000	China Mengniu Dairy Co. Ltd.	$199,659
69,000	Danone SA	5,343,496
41,000	ITO EN Ltd.	1,818,694
40,000	Keurig Dr Pepper Inc.	926,800
29,000	Massimo Zanetti Beverage Group SpA	236,366
7,000	Morinaga Milk Industry Co. Ltd.	190,063
300,000	Parmalat SpA	989,214
20,000	PepsiCo Inc.	2,236,000
30,000	Suntory Beverage & Food Ltd.	1,270,023
424,000	Vitasoy International Holdings Ltd.	1,446,129

		14,656,444

	Biotechnology — 5.1%
13,900	Alexion Pharmaceuticals Inc.†	1,932,239
20,000	Argenx SE, ADR†	1,516,800
20,000	Charles River Laboratories International Inc.†	2,690,800
2,000	Idorsia Ltd.†	50,377
3,800	Illumina Inc.†	1,394,828
20,000	Invitae Corp.†	334,600
8,000	Ligand Pharmaceuticals Inc.†	2,195,920
120,000	NeoGenomics Inc.†	1,842,000
208,583	Osiris Therapeutics Inc.†	2,315,271
1,200	Regeneron Pharmaceuticals Inc.†	484,848
22,000	Tetraphase Pharmaceuticals Inc.†	60,720
100,000	Veracyte Inc.†	955,000
1,600	Waters Corp.†	311,488

		16,084,891

	Electronics — 2.3%
30,000	Thermo Fisher Scientific Inc.	7,322,400

	Food — 22.4%
15,000	Calavo Growers Inc.	1,449,000
35,000	Campbell Soup Co.	1,282,050
3,200	Chr. Hansen Holding A/S	324,838
130,000	Conagra Brands Inc.	4,416,100
30,000	Dean Foods Co.	213,000
67,500	Flowers Foods Inc.	1,259,550
67,500	General Mills Inc.	2,897,100
5,400	John B Sanfilippo & Son Inc.	385,452
68,500	Kellogg Co.	4,796,370
35,000	Kerry Group plc, Cl. A	3,862,520
120,000	Kikkoman Corp.	7,139,588
38,333	Lamb Weston Holdings Inc.	2,552,978
66,295	Lifeway Foods Inc.†	176,345
23,000	Maple Leaf Foods Inc.	553,076
15,000	MEIJI Holdings Co. Ltd.	1,007,305
110,000	Mondelēz International Inc., Cl. A	4,725,600
60,000	Nestlé SA	5,002,242
80,000	Pinnacle Foods Inc.	5,184,800
55,000	Post Holdings Inc.†	5,392,200

Shares		Market Value
33,000	The Hain Celestial Group Inc.†	$894,960
29,000	The J.M. Smucker Co.	2,975,690
80,000	The Kraft Heinz Co.	4,408,800
110,000	Tingyi (Cayman Islands) Holding Corp.	202,061
75,000	Unilever plc, ADR	4,122,750
70,000	Yakult Honsha Co. Ltd.	5,735,786

		70,960,161

	Food and Staples Retailing — 4.8%
76,000	CVS Health Corp.	5,982,720
30,000	Ingles Markets Inc., Cl. A	1,027,500
45,000	Sprouts Farmers Market Inc.†	1,233,450
100,000	The Kroger Co.	2,911,000
83,000	United Natural Foods Inc.†	2,485,850
20,000	Walgreens Boots Alliance Inc.	1,458,000

		15,098,520

	Health Care Equipment and Supplies — 16.3%
45,000	Baxter International Inc.	3,469,050
14,500	Becton, Dickinson and Co.	3,784,500
42,000	Boston Scientific Corp.†	1,617,000
95,000	Cardiovascular Systems Inc.†	3,718,300
13,000	Cutera Inc.†	423,150
40,000	Gerresheimer AG	3,378,653
20,000	Globus Medical Inc., Cl. A†	1,135,200
40,000	Henry Schein Inc.†	3,401,200
400	ICU Medical Inc.†	113,100
265,000	InfuSystems Holdings Inc.†	861,250
25,000	Integer Holdings Corp.†	2,073,750
22,000	K2M Group Holdings Inc.†	602,140
175,000	Lantheus Holdings Inc.†	2,616,250
45,000	Medtronic plc	4,426,650
55,000	Nevro Corp.†	3,135,000
10,000	NuVasive Inc.†	709,800
50,000	Patterson Cos. Inc.	1,222,500
5,000	Smith & Nephew plc, ADR	185,450
63,782	Sparton Corp.†	920,374
45,000	Stericycle Inc.†	2,640,600
15,000	Stryker Corp.	2,665,200
12,500	SurModics Inc.†	933,125
8,000	The Cooper Companies Inc.	2,217,200
39,800	Zimmer Biomet Holdings Inc.	5,232,506

		51,481,948

	Health Care Providers and Services — 18.6%
18,000	Aetna Inc.	3,651,300
60,000	AmerisourceBergen Corp.	5,533,200
15,000	Anthem Inc.	4,110,750
25,000	athenahealth Inc.†	3,340,000
25,000	BioTelemetry Inc.†	1,611,250
12,000	Cigna Corp.	2,499,000
45,000	DaVita Inc.†	3,223,350
80,000	Envision Healthcare Corp.†	3,658,400

See accompanying notes to schedule of investments.

The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care Providers and Services (Continued)
170,500	Evolent Health Inc., Cl. A†	$4,842,200
40,000	Express Scripts Holding Co.†	3,800,400
30,000	HCA Healthcare Inc.	4,173,600
11,266	iKang Healthcare Group Inc., ADR†	203,915
60,000	Kindred Healthcare Inc.†(a)	540,000
22,200	Laboratory Corp. of America Holdings†	3,855,696
45,000	LifePoint Health Inc.†	2,898,000
15,000	McKesson Corp.	1,989,750
47,574	Orthofix Medical Inc.†	2,750,253
25,000	PetIQ Inc.†	982,750
1,000	Teladoc Health Inc.†	86,350
5,000	Tenet Healthcare Corp.†	142,300
18,900	UnitedHealth Group Inc.	5,028,156

		58,920,620

	Hotels and Gaming — 0.2%
7,500	Ryman Hospitality Properties Inc., REIT	646,275

	Household and Personal Products — 3.8%
25,000	Avon Products Inc.†	55,000
50,000	Church & Dwight Co. Inc.	2,968,500
30,000	Colgate-Palmolive Co.	2,008,500
50,000	Coty Inc., Cl. A	628,000
35,100	Edgewell Personal Care Co.†	1,622,673
30,000	Energizer Holdings Inc.	1,759,500
10,000	Sally Beauty Holdings Inc.†	183,900
12,000	The Estee Lauder Companies Inc., Cl. A	1,743,840
13,000	The Procter & Gamble Co.	1,081,990

		12,051,903

	Pharmaceuticals — 14.4%
100,000	Abbott Laboratories	7,336,000
27,000	Achaogen Inc.†	107,730
80,000	Akorn Inc.†	1,038,400
29,600	Allergan plc	5,638,208
830,000	BioScrip Inc.†	2,573,000
47,000	Bristol-Myers Squibb Co.	2,917,760
56,000	Johnson & Johnson	7,737,520
6,000	Melinta Therapeutics Inc.†	23,700
80,000	Merck & Co. Inc.	5,675,200
35,000	Mylan NV†	1,281,000
68,000	Pfizer Inc.	2,996,760
12,000	Roche Holding AG, ADR	361,920
27,500	Shire plc, ADR	4,984,925
30,000	Zoetis Inc.	2,746,800

		45,418,923

	Specialty Chemicals — 1.4%
31,273	International Flavors & Fragrances Inc.	4,350,700

	TOTAL COMMON STOCKS	296,992,785

Shares		Market Value
	PREFERRED STOCKS — 0.0%
	Pharmaceuticals — 0.0%
146	BioScrip Inc., Zero Coupon†	$12,545

	RIGHTS — 0.0%
	Biotechnology — 0.0%
6,907	Tobira Therapeutics Inc.†(a)	414

	Health Care Equipment and Supplies — 0.0%
40,000	American Medical Alert Corp., CPR†(a)	400

	TOTAL RIGHTS	814

	WARRANTS — 0.0%
	Pharmaceuticals — 0.0%
420	BioScrip Inc., Cl. A, expire 07/27/25†	87
420	BioScrip Inc., Cl. B, expire 07/27/25†	60

		147

	TOTAL WARRANTS	147

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 6.1%
$19,232,000	U.S. Treasury Bills, 2.002% to 2.204%††, 11/08/18 to 02/07/19	19,145,947

	TOTAL INVESTMENTS — 100.0% (Cost $220,767,599)	$316,152,238

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depository Receipt
CPR	Contingent Payment Right
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Geographic Diversification	% of Total Investments	Market Value

North America	84.5%	$267,082,740
Europe	9.4	29,856,276
Japan	5.4	17,161,459
Asia/Pacific	0.7	2,051,763

Total Investments	100.0%	$316,152,238

See accompanying notes to schedule of investments.

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$296,452,785	—	$540,000	$296,992,785
Preferred Stocks (a)	—	$ 12,545	—	12,545
Rights (a)	—	—	814	814
Warrants (a)	—	147	—	147
U.S. Government Obligations	—	19,145,947	—	19,145,947

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$296,452,785	$19,158,639	$540,814	$316,152,238

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI HEALTHCARE & WELLNESSRx TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XXGRX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI HEALTHCARE & WELLNESSRX TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

  GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman &

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Jeffrey J. Jonas, CFA

Portfolio Manager,

Gabelli Funds, LLC

Robert C. Kolodny

Physician,

Principal of KBS

Management LLC

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Agnes Mullady

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Bethany A. Uhlein

Vice President & Ombudsman

David I. Schachter

Vice President

Adam E. Tokar

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GRX Q3/2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Healthcare & WellnessRx Trust

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Executive Officer

Date	11/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Executive Officer

Date	11/16/2018

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer

Date	11/16/2018

* Print the name and title of each signing officer under his or her signature.